UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08464

High Income Opportunities Portfolio (formerly known as High Income Portfolio)
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 13.4%(1)
Security	Principal Amount	Value
Automotive & Auto Parts — 0.2%
EPD Holdings, (Goodyear Engineering Products), Term Loan, 8.65%, Maturing 7/13/15	$2,560,000	$1,638,400
		$1,638,400
Broadcasting — 1.0%
HIT Entertainment, Inc., Term Loan, 8.60%, Maturing 2/5/13	$9,180,000	$7,573,500
		$7,573,500
Building Materials — 0.8%
PLY GEM Industries, Inc., Term Loan, 5.45%, Maturing 8/15/11	$6,680,362	$5,757,042
PLY GEM Industries, Inc., Term Loan, 5.45%, Maturing 8/15/11	208,963	180,081
		$5,937,123
Capital Goods — 0.4%
Dresser, Inc., Term Loan, 5.31%, Maturing 5/4/14	$2,131,190	$2,060,151
Dresser, Inc., Term Loan, 8.82%, Maturing 5/4/15	1,080,000	1,001,700
		$3,061,851
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 5.16%, Maturing 5/25/13	$1,534,500	$1,311,997
		$1,311,997
Energy — 0.9%
SandRidge Energy, Inc., Term Loan, 8.63%, Maturing 4/1/13	$6,240,000	$6,279,000
		$6,279,000
Gaming — 1.2%
BLB Worldwide Holdings, Term Loan, 7.12%, Maturing 6/30/12	$5,410,000	$2,164,000
Cannery Casino Resorts, LLC, Term Loan, 7.32%, Maturing 5/18/14	1,580,000	1,453,600
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	4,964,989	4,915,339
		$8,532,939

Security	Principal Amount	Value
Healthcare — 0.2%
Advanced Medical Optics, Inc., Term Loan, 5.44%, Maturing 4/2/14	$1,386,000	$1,288,980
		$1,288,980
Homebuilders / Real Estate — 0.8%
Realogy Corp., Term Loan, 2.65%, Maturing 9/1/14	$1,458,975	$1,252,211
Realogy Corp., Term Loan, 5.72%, Maturing 9/1/14	5,419,050	4,651,068
		$5,903,279
Publishing / Printing — 1.8%
Laureate Education, Inc., Term Loan, 9.86%, Maturing 5/22/08	$3,930,000	$3,635,250
Laureate Education, Inc., Term Loan, 10.00%, Maturing 8/22/15	5,450,000	4,796,000
Laureate Education, Inc., Term Loan, 10.25%, Maturing 8/22/15	5,310,000	4,885,200
		$13,316,450
Services — 1.5%
Adesa, Inc., Term Loan, 4.95%, Maturing 10/18/13	$5,379,350	$5,113,745
Catalina Marketing Corp., Term Loan, 8.19%, Maturing 10/1/08	2,965,000	2,798,219
Neff Rental, Inc., Term Loan, 8.40%, Maturing 5/31/13	1,310,000	974,859
Rental Service Corp., Term Loan, 6.23%, Maturing 11/30/13	1,854,309	1,619,043
		$10,505,866
Super Retail — 0.2%
General Nutrition Centers, Inc., Term Loan, 4.95%, Maturing 9/16/13	$1,840,353	$1,636,764
		$1,636,764
Telecommunications — 3.9%
Intelsat Bermuda, Ltd., Term Loan, Maturing 1/15/13(2)	$4,020,000	$3,718,500
Intelsat Bermuda, Ltd., Term Loan, Maturing 6/15/16(2)	4,320,000	4,060,800
Intelsat Bermuda, Ltd., Term Loan, 5.20%, Maturing 2/1/14	2,500,000	2,498,125
Level 3 Communications, Inc., Term Loan, 4.96%, Maturing 3/13/14	3,710,000	3,444,735
Telesat Canada, Term Loan, 9.00%, Maturing 10/31/08	9,090,000	8,680,950
Telesat Canada, Term Loan, 10.50%, Maturing 10/31/08	6,060,000	5,787,300
		$28,190,410

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount	Value
Utilities — 0.3%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Maturing 10/10/14(2)	$2,200,000	$2,110,625
		$2,110,625
Total Senior Floating-Rate Interests (identified cost $108,399,259)		$97,287,184
Corporate Bonds & Notes — 78.5%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.5%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$1,042,031
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	1,570	1,664,200
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	685	654,175
		$3,360,406
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,123	$1,027,307
		$1,027,307
Automotive & Auto Parts — 3.4%
Allison Transmission, Inc., 11.00%, 11/1/15(3)	$2,245	$2,216,937
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	3,945,175
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,458,000
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,060,875
Ford Motor Credit Co., 7.375%, 10/28/09	805	775,179
Ford Motor Credit Co., 7.875%, 6/15/10	5,400	5,142,334
Ford Motor Credit Co., Sr. Notes, 5.80%, 1/12/09	910	889,951
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	995	890,489
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	183,972
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	3,040	3,126,515
General Motors Acceptance Corp., 7.25%, 3/2/11	1,120	950,675
General Motors Acceptance Corp., 7.75%, 1/19/10	1,408	1,296,022
General Motors Acceptance Corp., Variable Rate, 4.315%, 5/15/09	955	871,515
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,657,475
		$24,465,114

Security	Principal Amount (000's omitted)	Value
Broadcasting — 0.2%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	$1,675	$1,809,000
		$1,809,000
Building Materials — 1.1%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$771,075
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,520,012
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	1,955	1,441,812
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	5,230	4,210,150
		$7,943,049
Cable / Satellite TV — 2.1%
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	$5,240	$4,847,000
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(3)	2,340	2,486,250
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,202,925
Mediacom Broadband Group Corp., LLC, Sr. Notes, 8.50%, 10/15/15	2,570	2,377,250
National Cable PLC, 8.75%, 4/15/14	455	442,487
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	1,765	1,712,050
		$15,067,962
Capital Goods — 1.5%
American Railcar Industry, 7.50%, 3/1/14	$1,620	$1,466,100
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,429,250
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(3)	1,720	1,720,000
ESCO Corp., Sr. Notes, Variable Rate, 6.675%, 12/15/13(3)	1,720	1,573,800
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	2,115,525
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,804,550
		$11,109,225
Chemicals — 1.5%
CII Carbon, LLC, 11.125%, 11/15/15(3)	$1,200	$1,158,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	2,785	2,269,775
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.863%, 11/15/13	2,325	2,022,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	5,520	5,547,600
		$10,998,125

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Consumer Products — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$5,191,550
		$5,191,550
Containers — 1.3%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,315,300
Pliant Corp. (PIK), 11.85%, 6/15/09	6,078	5,836,550
		$9,151,850
Diversified Financial Services — 1.1%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$1,795	$1,480,875
E*Trade Financial Corp., 7.875%, 12/1/15	3,295	2,668,950
Nuveen Investments, Inc., 5.00%, 9/15/10	515	454,487
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(3)	3,210	3,105,675
		$7,709,987
Diversified Media — 2.0%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,141,875
Affinion Group, Inc., 11.50%, 10/15/15	2,490	2,455,762
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0% until 2008), 10/15/13	2,760	2,249,400
Nielsen Finance, LLC, 10.00%, 8/1/14	1,985	2,074,325
Nielsen Finance, LLC, 10.00%, 8/1/14(3)	4,560	4,765,200
Nielsen Finance, LLC, (0.00% until 2011), 12.50%, 8/1/16	1,795	1,301,375
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	1,010	843,350
		$14,831,287
Energy — 9.3%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$4,995	$4,845,150
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,402,500
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,385	2,241,900
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,525,912
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,167,263
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,823,250
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15(3)	2,975	2,989,875
OPTI Canada, Inc., 7.875%, 12/15/14	1,915	1,958,087
OPTI Canada, Inc., 8.25%, 12/15/14	2,135	2,215,062
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,775,000
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18(3)	1,570	1,648,500
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	200	189,000

Security	Principal Amount (000's omitted)	Value
Energy (continued)
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	$4,055	$3,791,425
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,925,450
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,432,775
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(3)	6,330	6,029,325
SESI, LLC, 6.875%, 6/1/14	700	689,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,410	5,274,750
United Refining Co., Sr. Notes, 10.50%, 8/15/12	10,420	10,211,600
VeraSun Energy Corp., 9.875%, 12/15/12	1,240	1,143,900
		$67,280,224
Entertainment / Film — 0.9%
AMC Entertainment, Inc., 11.00%, 2/1/16	$6,370	$6,370,000
		$6,370,000
Environmental — 0.7%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,309,150
		$5,309,150
Food & Drug Retail — 0.3%
Rite Aid Corp., 7.50%, 3/1/17	$2,115	$1,972,237
		$1,972,237
Food / Beverage / Tobacco — 2.1%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0% until 2008), 11/1/11	$6,585	$6,091,125
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	9,161	8,909,072
		$15,000,197
Gaming — 9.4%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)	$5,755	$3,942,175
CCM Merger, Inc., 8.00%, 8/1/13(3)	3,635	3,144,275
Chukchansi EDA, Sr. Notes, Variable Rate, 8.238%, 11/15/12(3)	595	513,187
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	705	690,420
Fontainebleau Las Vegas Casino, LLC, 10.25%, 6/15/15(3)	9,480	6,849,300
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	1,755	1,781,325
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)	1,225	1,133,125
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(3)	2,880	2,606,400

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	$4,755	$4,136,850
Majestic Hold Co., LLC, 12.50%, (0.00% until 2008) 10/15/11(3)	1,620	170,100
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,505	3,084,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,410	2,054,525
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,380,500
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,238,375
Park Place Entertainment, 7.875%, 3/15/10	7,725	7,300,125
Pinnacle Entertainment, Inc., 8.25%, 3/15/12	310	310,000
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15(3)	2,795	2,326,837
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(3)	1,184	1,269,840
San Pasqual Casino, 8.00%, 9/15/13(3)	1,335	1,251,562
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,226,937
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	2,955	2,508,056
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	6,115	3,959,462
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	3,605	3,532,900
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14(3)	875	866,250
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)	5,895	5,718,150
		$67,995,076
Healthcare — 5.3%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,119,900
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,188,050
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15(3)	2,575	2,748,812
Biomet, Inc., 11.625%, 10/15/17(3)	5,155	5,502,962
HCA, Inc., 7.875%, 2/1/11	344	350,020
HCA, Inc., 9.125%, 11/15/14	1,123	1,193,187
MultiPlan Merger Corp., Sr. Sub. Notes, 10.375%, 4/15/16(3)	5,535	5,396,625
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	4,078,800
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,263,350
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	375	377,813
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,718,300
US Oncology, Inc., 10.75%, 8/15/14	6,350	6,445,250
		$38,383,069

Security	Principal Amount (000's omitted)	Value
Homebuilders / Real Estate — 0.1%
Stanley Martin Co., 9.75%, 8/15/15	$955	$472,725
		$472,725
Leisure — 1.7%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)	$3,159	$2,890,477
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)	2,315	2,106,650
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 7.383%, 4/1/12(3)	3,985	3,646,275
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.989%, 5/1/10	3,535	3,512,906
		$12,156,308
Lodging and Casinos — 0.2%
Seminole Hard Rock Entertainment, Variable Rate, 5.30%, 3/15/14(3)	$2,190	$1,845,075
		$1,845,075
Metals / Mining — 1.7%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$4,265	$3,156,100
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	1,035	646,875
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	5,820	6,649,350
FMG Finance PTY, Ltd., Variable Rate, 7.076%, 9/1/11(3)	2,340	2,275,650
		$12,727,975
Paper — 2.4%
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13	$887	$769,473
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12	1,870	1,711,050
NewPage Corp., 10.00%, 5/1/12	3,455	3,705,488
NewPage Corp., 12.00%, 5/1/13	4,130	4,398,450
NewPage Corp., Variable Rate, 9.489%, 5/1/12	1,655	1,733,613
Rock-Tenn Co., 9.25%, 3/15/16(3)	775	817,625
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	5,030	4,275,500
		$17,411,199
Publishing / Printing — 2.0%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$2,120	$2,003,400
Harland Clarke Holdings, 9.50%, 5/15/15	2,220	1,803,750
R.H. Donnelley Corp., 8.875%, 10/15/17(3)	8,340	5,421,000

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Publishing / Printing (continued)
Reader's Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)	$7,230	$5,205,600
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17(3)	695	469,125
		$14,902,875
Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14(3)	$1,150	$1,093,938
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	200	192,250
		$1,286,188
Restaurants — 1.3%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,207,125
NPC International, Inc., 9.50%, 5/1/14	5,345	4,944,125
		$9,151,250
Services — 6.5%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$5,175	$4,631,625
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	7,650	6,464,250
Hertz Corp., 10.50%, 1/1/16	4,075	4,120,844
KAR Holdings, Inc., Sr. Notes, 8.75%, 5/1/14	335	323,275
KAR Holdings, Inc., Sr. Sub. Notes, Variable Rate, 7.239%, 5/1/14	1,475	1,340,406
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	2,575	2,639,375
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,336,400
Neff Corp., Sr. Notes, 10.00%, 6/1/15	750	371,250
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	2,590	2,727,607
Rental Service Corp., 9.50%, 12/1/14	4,270	3,843,000
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12	5,256	5,470,091
Travelport, LLC, 9.875%, 9/1/14	5,465	5,307,881
Travelport, LLC, 11.875%, 9/1/16	1,252	1,151,840
United Rentals North America, Inc., 6.50%, 2/15/12	325	306,313
West Corp., 9.50%, 10/15/14	6,445	6,187,200
		$47,221,357

Security	Principal Amount (000's omitted)	Value
Steel — 0.8%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$5,107,438
Ryerson, Inc., Sr. Notes, 12.00%, 11/1/15(3)	525	522,375
Ryerson, Inc., Sr. Notes, Variable Rate, 10.614%, 11/1/14(3)	345	315,675
		$5,945,488
Super Retail — 6.4%
General Nutrition Center, Sr. Notes, Variable Rate, (PIK), 7.199%, 3/15/14	$4,640	$4,071,600
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	3,703,050
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14	576	561,600
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	2,466	2,225,565
Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,685	3,850,825
Neiman Marcus Group, Inc., 10.375%, 10/15/15	15,520	16,373,600
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,645	5,645,000
Toys "R" Us, 7.375%, 10/15/18	2,245	1,678,138
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	7,121	6,052,850
Yankee Acquisition Corp., Series B, 9.75%, 2/15/17	3,305	2,668,788
		$46,831,016
Technology — 2.2%
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	$3,443	$3,309,584
Avago Technologies Finance, 10.125%, 12/1/13	1,945	2,081,150
Avago Technologies Finance, 11.875%, 12/1/15	2,860	3,088,800
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15(3)	6,190	5,841,813
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	1,349	1,338,883
SunGard Data Systems, Inc., 9.125%, 8/15/13	196	205,800
		$15,866,030
Telecommunications — 2.8%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,299,988
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(3)	3,040	2,614,400
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(3)	7,127	6,057,950
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(3)	3,795	3,851,925
Intelsat Bermuda, Ltd., Sr. Notes, 9.25%, 8/15/14	3,780	3,458,700
		$20,282,963

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Textiles / Apparel — 2.1%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$148,263
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,330	8,933,475
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	5,453,050
Phillips Van Heusen, Sr. Notes, 7.25%, 2/15/11	485	493,488
		$15,028,276
Transportation Ex Air / Rail — 0.5%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(3)	$3,825	$3,958,875
		$3,958,875
Utilities — 4.1%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,293	$2,373,165
Dynegy Holdings, Inc., 7.75%, 6/1/19	570	570,000
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,065	1,115,588
Edison Mission Energy, 7.50%, 6/15/13	75	78,375
Energy Future Holdings, Sr. Notes, 10.875%, 11/1/17(3)	6,490	6,944,300
NGC Corp., 7.625%, 10/15/26	3,205	2,956,613
NRG Energy, Inc., 7.25%, 2/1/14	150	154,500
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,187,675
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	386,650
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A, 10.25%, 11/1/15(3)	4,270	4,472,825
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B, 10.25%, 11/1/15(3)	3,335	3,493,413
		$29,733,104
Total Corporate Bonds & Notes (identified cost $598,641,576)		$569,795,519
Common Stocks — 3.3%
Security	Shares	Value
Energy — 0.9%
Petroplus Holdings AG(6)	100,000	$6,226,297
		$6,226,297
Gaming — 0.4%
Fontainebleau Equity Holdings, Class A(4)(5)	148,726	$1,784,712
Shreveport Gaming Holdings, Inc.(4)(5)(6)	4,858	121,450
Trump Entertainment Resorts, Inc.(6)	368,560	$1,028,282
		$2,934,444

Security	Shares	Value
Leisure — 0.0%
HRP, Class B(3)(4)(6)	2,375	$24
		$24
Super Retail — 1.6%
GameStop Corp., Class A(6)	206,618	$11,372,255
GNC Acquisition Holdings, Class A(4)(5)	108,818	544,090
		$11,916,345
Telecommunications-Equipment — 0.4%
American Tower Corp., Class A(6)	71,445	$3,102,142
		$3,102,142
Total Common Stocks (identified cost $24,001,051)		$24,179,252
Convertible Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.7%
L-3 Communications Corp., 3.00%, 8/1/35(3)	$3,890	$4,935,438
Total Convertible Bonds (identified cost $3,930,094)		$4,935,438
Convertible Preferred Stocks — 1.9%
Security	Shares	Value
Energy — 1.4%
Chesapeake Energy Corp., 4.50%	61,160	$7,874,350
Chesapeake Energy Corp., 5.00%(3)	14,401	2,100,746
		$9,975,096
Telecommunications — 0.5%
Crown Castle International Corp. (PIK), 6.25%	67,777	$3,931,066
		$3,931,066
Total Convertible Preferred Stocks (identified cost $10,581,706)		$13,906,162

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Preferred Stocks — 0.4%
Security	Shares/Units	Value
Gaming — 0.4%
Fontainebleau Resorts LLC (PIK)(4)(5)	3,778	$2,961,701
		$2,961,701
Super Retail — 0.0%
GNC Acquisition Holdings(4)(5)	37,182	$185,910
		$185,910
Total Preferred Stocks (identified cost $3,963,590)		$3,147,611
Miscellaneous — 0.3%
Security	Shares	Value
Cable / Satellite TV — 0.3%
Adelphia, Inc., Escrow Certificate(6)	7,585,000	$654,206
Adelphia, Inc., Escrow Certificate(6)	3,555,000	302,175
Adelphia Recovery Trust(6)	10,758,837	927,950
		$1,884,331
Utilities — 0.0%
Mirant Corp., Escrow Certificate(4)(5)(6)	1,440,000	$144
Mirant Corp., Escrow Certificate(4)(5)(6)	3,200,000	320
		$464
Total Miscellaneous (identified cost $9,898,658)		$1,884,795
Warrants — 0.2%
Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(6)	13,600	$0
		$0
Gaming — 0.2%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(4)(5)(6)	25,351	$1,318,262
		$1,318,262
Total Warrants (identified cost $730,313)		$1,318,262

Short-Term Investments — 1.5%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(7)	$11,291	$11,291,305
Total Short-Term Investments (identified cost $11,291,305)		$11,291,305
Total Investments — 100.2% (identified cost $771,437,552)		$727,745,528
Other Assets, Less Liabilities — (0.2)%		$(1,708,719)
Net Assets — 100.0%		$726,036,809

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after April 30, 2008, at which time the interest rate will be determined.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $171,704,961 or 23.6% of the Portfolio's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Restricted security.

(6)  Non-income producing security.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $760,146,247)	$716,454,223
Affiliated investment, at value (identified cost, $11,291,305)	11,291,305
Cash*	1,690,000
Receivable for investments sold	3,020,393
Dividends and interest receivable	17,764,906
Interest receivable from affiliated investment	10,497
Receivable for open forward foreign currency contracts	38,623
Receivable for closed swap contracts	262,250
Receivable for open swap contracts	315,844
Total assets	$750,848,041
Liabilities
Payable for investments purchased	$21,161,742
Payable for open swap contracts	3,175,412
Payable to affiliate for investment adviser fee	354,704
Payable to affiliate for Trustees' fees	5,288
Accrued expenses	114,086
Total liabilities	$24,811,232
Net Assets applicable to investors' interest in Portfolio	$726,036,809
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$772,549,778
Net unrealized depreciation (computed on the basis of identified cost)	(46,512,969)
Total	$726,036,809

* Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest and other income	$36,944,026
Dividends	280,447
Interest income allocated from affiliated investment	95,468
Expenses allocated from affiliated investment	(11,909)
Total investment income	$37,308,032
Expenses
Investment adviser fee	$2,270,527
Trustees' fees and expenses	15,106
Custodian fee	134,094
Interest expense	118,005
Legal and accounting services	56,602
Miscellaneous	9,100
Total expenses	$2,603,434
Net investment income	$34,704,598
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(22,618,112)
Swap contracts	3,399,756
Foreign currency and forward foreign currency exchange contract transactions	174,402
Net realized loss	$(19,043,954)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(34,267,699)
Swap contracts	(3,611,502)
Foreign currency and forward foreign currency exchange contracts	38,623
Net change in unrealized appreciation (depreciation)	$(37,840,578)
Net realized and unrealized loss	$(56,884,532)
Net decrease in net assets from operations	$(22,179,934)

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$34,704,598	$85,423,789
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(19,043,954)	24,546,753
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(37,840,578)	(43,770,374)
Net increase (decrease) in net assets from operations	$(22,179,934)	$66,200,168
Capital transactions — Contributions	$37,349,480	$171,543,814
Withdrawals	(161,400,347)	(452,800,848)
Net decrease in net assets from capital transactions	$(124,050,867)	$(281,257,034)
Net decrease in net assets	$(146,230,801)	$(215,056,866)
Net Assets
At beginning of period	$872,267,610	$1,087,324,476
At end of period	$726,036,809	$872,267,610

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.68	%(2)	0.63%	0.59%	0.58%	0.59%	0.66%
Net investment income	9.07	%(2)	8.33%	8.13%	8.06%	8.61%	10.04%
Portfolio Turnover	23%		81%	62%	62%	80%	122%
Total Return	(2.41	)%(3)	6.54%	11.66%	6.54%	12.79%	34.76%
Net assets, end of period (000's omitted)	$726,037		$872,268	$1,087,324	$1,110,139	$1,291,973	$1,164,043

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (formerly, High Income Portfolio) (the Portfolio), is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance High Income Opportunities Fund (formerly Eaton Vance High Income Fund), Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 74.4%, 13.2%, 0.9% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market valuations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. The Portfolio also invests in interests in senior floating-rate loans (Senior Loans). The Portfolio's investment adviser has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures established by the Trustees as permitted by the 1940 Act. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Investments for which market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio's average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level; plus 3.00% of the Portfolio's daily gross income (i.e. income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fees. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $2,281,541 of which $11,014 was allocated from Cash Management and $2,270,527 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.60% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $178,482,519 and $270,545,434, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$772,850,103
Gross unrealized appreciation	$18,946,337
Gross unrealized depreciation	(64,050,912)
Net unrealized depreciation	$(45,104,575)

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Restricted Securities

At April 30, 2008, the Portfolio owned the following securities (representing less than 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Units	Cost		Value
Stocks and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$544,090
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		185,910
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,784,712
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	3,778	3,777,680		2,961,701
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Penninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	1,318,262
Shreveport Gaming Holdings, Inc.	7/21/05	4,858	6,996		121,450
Total Restricted Securities			$6,299,388		$6,916,589

(1)  Less than $0.50.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation
5/30/08	US Dollar 6,329,665	Swiss Franc 6,550,000	$38,623

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data Corp. Rite Aid Corp.	Sell Sell	$1,525 4,395	3.20% 5.70	12/20/09 6/20/08	$(31,226) (3,939)
Citigroup, Inc.	AMD, Inc., Series A First Data Corp. First Data Corp. Sprint Corp.	Sell Sell Sell Buy	7,000 3,050 3,050 900	6.40 3.20 3.55 7.35	12/20/12 12/20/09 12/20/09 3/20/13	(1,172,083) (62,452) (46,229) (84,141)
Credit Suisse	Sprint Corp.	Buy	900	7.50	3/20/13	(89,224)
Deutchse Bank	Sprint Corp.	Buy	1,400	7.50	3/20/13	(138,792)
Goldman Sachs Capital Markets L.P.	General Motors Corp. Sprint Corp.	Sell Buy	1,600 1,400	7.25 7.20	9/20/10 3/20/13	(77,660) (122,979)
JPMorgan Chase Bank	AMD, Inc., Series B AMD, Inc., Series C Ford Motor Corp.	Sell Sell Sell	1,500 1,500 3,200	6.50 6.40 8.50	12/20/12 12/20/12 3/20/10	(246,932) (251,161) 83,647
Lehman	Ford Motor
Brothers, Inc.	Corp., Series B	Sell	5,900	6.10	12/20/08	773
	Ford Motor
	Corp., Series B	Sell	2,890	8.00	3/20/10	14,893
	Ford Motor
	Corp., Series C	Sell	2,960	7.20	12/20/09	62,541
	Ford Motor
	Corp., Series D	Sell	10,000	7.20	12/20/09	(6,998)
	General
	Motors Corp.	Sell	4,800	6.50	9/20/08	(3,124)
	General
	Motors Corp.	Sell	2,950	5.90	12/20/09	(126,269)
	General Motors
	Corp., Series D	Sell	2,960	7.00	12/20/09	(79,980)

High Income Opportunities Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Credit Default Swaps (continued)

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	Rite Aid Corp.,
Brothers, Inc.	Series A	Sell	$1,470	3.90%	12/20/08	$(21,495)
	Rite Aid Corp.,
	Series B	Sell	2,930	5.60	3/20/09	(22,236)
	Rite Aid Corp.,
	Series C	Sell	1,600	5.60	3/20/09	(12,143)
	Toys "R" Us	Sell	3,000	4.35	12/20/08	(27,736)
	Toys "R" Us	Sell	1,465	8.90	3/20/13	(12,739)
Morgan
Stanley Capital
Services, Inc.	ARAMARK Corp.	Sell	3,200	4.82	9/20/12	152,647
	Intelsat Ltd.	Sell	2,940	3.75	12/20/08	1,343
	Sprint Corp.	Buy	1,400	7.25	3/20/13	(125,614)
	Sprint Corp.	Buy	1,400	7.50	3/20/13	(138,792)
	Darden
	Restaurant	Buy	5,755	1.78	6/20/13	(83,482)
RBS	First Data Corp.,
Greenwich Capital	Series E	Sell	3,040	3.95	12/20/10	(124,179)
	First Data Corp.,
	Series F	Sell	1,520	3.90	12/20/10	(63,807)
						$(2,859,568)

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Average borrowings and the average interest rate for the six months ended April 30, 2008 were $6,271,978 and 3.7%, respectively.

8  Concentration of Portfolio Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

10  Name Change

Effective March 1, 2008, the name of High Income Opportunities Portfolio was changed from High Income Portfolio.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the High Income Opportunities Portfolio (formerly, High Income Portfolio) (the "Portfolio"), the portfolio in which the Eaton Vance High Income Opportunities Fund (formerly, Eaton Vance High Income Fund) (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES

Eaton Vance High Income Opportunities Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES CONT'D

High Income Opportunities Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Opportunities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

446-6/08  HISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 12, 2008

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 12, 2008